Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	$ (194,961)
Taxes	58,491
After taxes	(136,470)
2021
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(71,358)
Taxes	21,408
After taxes	(49,950)
2022
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(71,358)
Taxes	21,408
After taxes	(49,950)
2023
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(52,245)
Taxes	15,675
After taxes	$ (36,570)